26 EMPLOYEE BENEFITS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EmployeeBenefitsLineItems [Line Items]
Actuarial liability at the beginning of the year	R$ 905,119
Actuarial liability at the end of the year	912,184	R$ 905,119
Post-employment Healthcare Benefits [Member]
EmployeeBenefitsLineItems [Line Items]
Actuarial liability at the beginning of the year	897,137	866,784
Expenses recognized in income for the year	69,907	85,748
Sponsor's contributions transferred in prior year	(82,081)	(71,632)
Recognition of actuarial loss/(gain)	7,433	16,237
Actuarial liability at the end of the year	R$ 892,396	R$ 897,137